Consolidated Statements of Shareholders’ Equity/(Deficit) (Unaudited) - JPY (¥) ¥ in Thousands		Share Class Ordinary Shares		Additional Paid-In Capital	Accumulated Deficit	Subscription Receivable	Total
Balance at Sep. 30, 2023				¥ 245,340	¥ (16,489)		¥ 228,851
Balance (in Shares) at Sep. 30, 2023	[1]	11,185,000
Net loss					(18,416)		(18,416)
Balance at Mar. 31, 2024				245,340	(34,905)		210,435
Balance (in Shares) at Mar. 31, 2024	[1]	11,185,000
Balance at Sep. 30, 2024				720,771	(237,512)		¥ 483,259
Balance (in Shares) at Sep. 30, 2024		13,429,800	[1]				13,429,800	[2]
Cash issuance of shares				13,301		(3,150)	¥ 10,151
Cash issuance of shares (in Shares)	[1]	295,000
Share-based compensation				123,159			123,159
Share-based compensation (in Shares)	[1]	926,136
Net loss					(201,134)		(201,134)
Balance at Mar. 31, 2025				¥ 857,231	¥ (438,646)	¥ (3,150)	¥ 415,435
Balance (in Shares) at Mar. 31, 2025		14,650,936	[1]				14,650,936	[2]

[1]	Giving retroactive effect to the 1 for 5,000 sub-division effected on December 11, 2023.
[2]	The number of shares presented above is adjusted retrospectively to reflect the reorganization described in Note 1 of the accompanying notes and the 1 for 5,000 sub-division effected on December 11, 2023.